UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Copia Capital LLC
Address:  566 West Adams Street, Suite 440
          Chicago, Il 60661

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy Flannery
Title:     Managing Partner
Phone:     312-544-4201
Signature, Place and Date of Signing:

    Timothy Flannery, Chicago, Il November 11, 2004

Report Type (Check only one.):
[  ]        13F HOLDINGS REPORT.
[ X]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

FORM 13F FILE NUMBER:		NAME:
	28-10354		      FRONTPOINT PARTNERS LLC

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

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